Segment reporting - Geographical information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	€ 2,172.8	€ 1,956.6	€ 1,927.7
Non-current assets	426.0	355.3
United Kingdom
Disclosure of geographical areas [line items]
Revenue	585.4	411.9	437.5
Non-current assets	141.5	94.8
Italy
Disclosure of geographical areas [line items]
Revenue	383.6	371.4	348.5
Non-current assets	52.5	55.0
Germany
Disclosure of geographical areas [line items]
Revenue	310.2	300.3	267.8
Non-current assets	121.8	126.4
Sweden
Disclosure of geographical areas [line items]
Revenue	174.1	208.0	218.2
Non-current assets	26.5	26.5
France
Disclosure of geographical areas [line items]
Revenue	192.7	170.0	168.9
Non-current assets	17.0	16.7
Norway
Disclosure of geographical areas [line items]
Revenue	122.5	123.3	122.6
Non-current assets	14.3	15.7
Austria
Disclosure of geographical areas [line items]
Revenue	102.4	96.7	92.9
Spain
Disclosure of geographical areas [line items]
Revenue	76.7	81.2	82.6
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	225.2	193.8	€ 188.7
Non-current assets	€ 52.4	€ 20.2